Earnings (Loss) Per Share (Tables)	12 Months Ended
Mar. 02, 2013
Summary of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings (loss) per share:

	For the year ended
	March 2, 2013	March 3, 2012	February 26, 2011

Net income (loss) for basic and diluted earnings (loss) per share available to common shareholders from continuing operations	$(628)	$1,171	$3,411

Net loss for basic and diluted loss per share available to common shareholders from discontinued operations	$(18)	$(7)	$—

Weighted-average number of shares outstanding (000’s) - basic	524,160	524,101	535,986

Effect of dilutive securities (000’s) - stock-based compensation	—	89	2,344

Weighted-average number of shares and assumed conversions (000’s) - diluted	524,160	524,190	538,330

Earnings (loss) per share - reported Basic earnings (loss) per share from continuing operations	$(1.20)	$2.23	$6.36

Basic loss per share from discontinued operations	(0.03)	(0.01)	—

Total basic earnings (loss) per share	$(1.23)	$2.22	$6.36

Diluted earnings (loss) per share from continuing operations	$(1.20)	$2.23	$6.34

Diluted loss per share from discontinued operations	(0.03)	(0.01)	—

Total diluted earnings (loss) per share	$(1.23)	$2.22	$6.34